Earnings (Loss) Per Share Data (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Earnings Per share
The following is a reconciliation of the basic and diluted earnings per share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	For the years ended December 31,
2013:	Income (loss)(Numerator)	Common Shares(Denominator)	Per Common Share Amounts
Basic EPS
Income from continuing operations	$84,892		$0.83
Loss from discontinued operations	(128,324)		(1.26)
Net income	(43,432)	102,080	$(0.43)
Effect of Dilutive Securities
Convertible securities	281	6,736
Stock options, warrants and awards	—	633
Diluted EPS
Income from continuing operations plus assumed conversions	85,173		$0.78
Loss from discontinued operations	(128,324)		(1.17)
Net income plus assumed conversions	$(43,151)	109,449	$(0.39)
2012:
Basic EPS
Income from continuing operations	$171,943		$1.57
Income from discontinued operations	22,931		0.21
Net income	194,874	109,531	$1.78
Effect of Dilutive Securities
Convertible securities	284	2,891
Stock options, warrants and awards	—	566
Diluted EPS
Income from continuing operations plus assumed conversions	172,227		$1.52
Income from discontinued operations	22,931		0.20
Net income plus assumed conversions	$195,158	112,988	$1.73
2011:
Basic EPS
Income from continuing operations	$142,779		$1.26
Loss from discontinued operations	(55,855)		(0.49)
Net income	86,924	113,000	$0.77
Effect of Dilutive Securities
Convertible securities	287	1,011
Stock options, warrants and awards	—	770
Diluted EPS
Income from continuing operations plus assumed conversions	143,066		$1.25
Loss from discontinued operations	(55,855)		(0.49)
Net income plus assumed conversions	$87,211	114,781	$0.76

Treasury Stock Method Average Share Price to Include Dilutive Securties [Table Text Block]
The Company is required to include additional shares in its diluted share outstanding calculation based on the treasury stock method when the average Omnicare stock market price for the applicable period exceeds the following amounts:

Convertible Debt	Price
3.75% convertible senior subordinated notes, due 2025	$27.11
4.00% junior subordinated convertible debentures, due 2033	$40.82
3.25% convertible senior debentures, due 2035	$77.88
3.75% convertible senior subordinated notes, due 2042	$41.05
3.50% convertible senior subordinated notes, due 2044	$70.00